Document and Entity Information	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-1/A
Registrant Name	WaterBridge Infrastructure LLC
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	1389
Entity Tax Identification Number	33-4546086
Entity Address, Address Line One	5555 San Felipe Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	230‑8864
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002064947
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment that specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this registration statement shall become effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	5555 San Felipe Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	230‑8864
Contact Personnel Name	Scott L. McNeely